PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks
Diversified Real Estate Activities 4.9%
Mitsui Fudosan Co. Ltd. (Japan)	616,246	$5,562,108
Sumitomo Realty & Development Co. Ltd. (Japan)	62,146	2,147,356
Sun Hung Kai Properties Ltd. (Hong Kong)	147,980	1,322,844
		9,032,308
Diversified REITs 6.8%
Essential Properties Realty Trust, Inc.	192,567	6,181,401
LondonMetric Property PLC (United Kingdom)	642,488	1,478,068
Merlin Properties Socimi SA (Spain)	247,744	2,855,071
Stockland (Australia)	604,526	1,915,141
		12,429,681
Health Care Facilities 1.3%
Chartwell Retirement Residences (Canada), UTS	208,864	2,306,579
Health Care REITs 10.5%
American Healthcare REIT, Inc.	160,150	4,530,643
CareTrust REIT, Inc.	99,196	2,628,694
Welltower, Inc.	88,489	12,076,979
		19,236,316
Hotel & Resort REITs 3.8%
Invincible Investment Corp. (Japan)	12,024	5,243,102
Ryman Hospitality Properties, Inc.	16,272	1,705,957
		6,949,059
Industrial REITs 14.6%
Americold Realty Trust, Inc.	47,981	1,048,385
Frasers Logistics & Commercial Trust (Singapore)	1,825,023	1,183,845
GLP J-REIT (Japan)	3,396	2,780,783
Goodman Group (Australia)	165,269	3,685,525
Prologis, Inc.	97,022	11,569,873
STAG Industrial, Inc.	120,822	4,129,696
Tritax Big Box REIT PLC (United Kingdom)	1,225,136	2,214,733
		26,612,840
Internet Services & Infrastructure 1.2%
NEXTDC Ltd. (Australia)*	246,171	2,238,673

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 4.6%
Kilroy Realty Corp.	92,481	$3,608,609
Nippon Building Fund, Inc. (Japan)	2,435	1,938,957
SL Green Realty Corp.	42,724	2,879,170
		8,426,736
Real Estate Operating Companies 5.5%
Catena AB (Sweden)	38,329	1,669,662
Fastighets AB Balder (Sweden) (Class B Stock)*	23,570	167,717
Grainger PLC (United Kingdom)	560,374	1,473,433
Sagax AB (Sweden) (Class B Stock)	56,615	1,246,001
Shurgard Self Storage Ltd. (Belgium)	48,311	1,788,153
Vonovia SE (Germany)	121,154	3,706,488
		10,051,454
Residential REITs 8.1%
Killam Apartment Real Estate Investment Trust (Canada)	789	8,974
Sun Communities, Inc.	8,559	1,082,714
UDR, Inc.	178,933	7,468,663
UNITE Group PLC (The) (United Kingdom)	204,195	2,162,793
Veris Residential, Inc.	252,996	4,032,756
		14,755,900
Retail REITs 16.3%
Agree Realty Corp.	39,937	2,898,228
Curbline Properties Corp.	108,062	2,644,277
Klepierre SA (France)	97,341	2,897,969
Link REIT (Hong Kong)	605,264	2,500,810
Macerich Co. (The)	115,150	2,392,817
Regency Centers Corp.	71,046	5,103,945
Scentre Group (Australia)	1,688,505	3,821,208
Simon Property Group, Inc.	43,761	7,608,288
		29,867,542
Specialized REITs 22.1%
CubeSmart	45,127	1,881,796
Digital Realty Trust, Inc.	46,266	7,581,147
Equinix, Inc.	13,456	12,294,209
Extra Space Storage, Inc.	52,760	8,125,040

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	71,581	$7,270,482
Keppel DC REIT (Singapore)	1,972,911	3,182,069
		40,334,743

Total Long-Term Investments (cost $156,788,966)		182,241,831

Short-Term Investment 0.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $671)(wb)	671	671

TOTAL INVESTMENTS 99.7% (cost $156,789,637)		182,242,502
Other assets in excess of liabilities 0.3%		595,495

Net Assets 100.0%		$182,837,997

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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